Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	ENTERA BIO LTD.
Entity Central Index Key	0001638097
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021